LOANS, An Analysis of Past Due Loans (FY) (Details) $ in Thousands	Jun. 30, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan		Dec. 31, 2016 USD ($) Loan
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 1,987	$ 3,288		$ 2,867
Current loans	372,039	345,391		305,625
Total loans	374,026	348,679	[1]	308,492
Accruing loans 90 or more days past due	25	82		247
30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	966	658		1,420
90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 1,021	$ 2,630		$ 1,447
Number of loans past due for 90 days accruing interest | Loan	1	2		2
Commercial Real Estate [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 1,787	$ 2,416		$ 2,262
Current loans	236,987	210,906		178,355
Total loans	238,774	213,322		180,617
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	839	398		1,246
Commercial Real Estate [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	948	2,018		1,016
Commercial Real Estate [Member] | Residential ADC [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	375	0		0
Current loans	4,879	7,242		2,463
Total loans	5,254	7,242		2,463
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | Residential ADC [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	375	0		0
Commercial Real Estate [Member] | Residential ADC [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial Real Estate [Member] | Commercial ADC [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		2,248
Current loans	25,686	24,364		22,335
Total loans	25,686	24,364		24,583
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | Commercial ADC [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		1,232
Commercial Real Estate [Member] | Commercial ADC [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		1,016
Commercial Real Estate [Member] | Farmland [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Current loans	5,743	5,392		3,826
Total loans	5,743	5,392		3,826
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | Farmland [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial Real Estate [Member] | Farmland [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial Real Estate [Member] | Multifamily [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Current loans	14,061	11,967		11,980
Total loans	14,061	11,967		11,980
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | Multifamily [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial Real Estate [Member] | Multifamily [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial Real Estate [Member] | Owner Occupied [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	1,406	2,272		0
Current loans	94,692	82,536		69,686
Total loans	96,098	84,808		69,686
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | Owner Occupied [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	458	254		0
Commercial Real Estate [Member] | Owner Occupied [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	948	2,018		0
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	6	144		14
Current loans	91,926	79,405		68,065
Total loans	91,932	79,549		68,079
Accruing loans 90 or more days past due	0	0		0
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	6	144		14
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	80	25		85
Current loans	44,487	48,842		43,695
Total loans	44,567	48,867		43,780
Accruing loans 90 or more days past due	0	0		0
Commercial [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	80	0		29
Commercial [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	25		56
Commercial [Member] | Commercial and Industrial [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	80	25		85
Current loans	42,595	47,007		41,850
Total loans	42,675	47,032		41,935
Accruing loans 90 or more days past due	0	0		0
Commercial [Member] | Commercial and Industrial [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	80	0		29
Commercial [Member] | Commercial and Industrial [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	25		56
Commercial [Member] | Agricultural [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Current loans	285	415		209
Total loans	285	415		209
Accruing loans 90 or more days past due	0	0		0
Commercial [Member] | Agricultural [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial [Member] | Agricultural [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial [Member] | Other [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Current loans	1,607	1,420		1,636
Total loans	1,607	1,420		1,636
Accruing loans 90 or more days past due	0	0		0
Commercial [Member] | Other [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Commercial [Member] | Other [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Residential Mortgage [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	87	634		152
Current loans	52,156	48,425		44,546
Total loans	52,243	49,059		44,698
Accruing loans 90 or more days past due	0	79		0
Residential Mortgage [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	39	50		24
Residential Mortgage [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	48	584		128
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	87	185		152
Current loans	51,442	47,751		43,659
Total loans	51,529	47,936		43,811
Accruing loans 90 or more days past due	0	79		0
Residential Mortgage [Member] | First Lien, Closed-End [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	39	50		24
Residential Mortgage [Member] | First Lien, Closed-End [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	48	135		128
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	449		0
Current loans	714	674		887
Total loans	714	1,123		887
Accruing loans 90 or more days past due	0	0		0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	0		0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	449		0
Home Equity Lines [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	203		358
Current loans	34,825	33,469		34,761
Total loans	34,825	33,672		35,119
Accruing loans 90 or more days past due	0	3		247
Home Equity Lines [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	200		111
Home Equity Lines [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	0	3		247
Consumer - Other [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	33	10		10
Current loans	3,584	3,749		4,268
Total loans	3,617	3,759		4,278
Accruing loans 90 or more days past due	25	0		0
Consumer - Other [Member] | 30-89 Days Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	8	10		10
Consumer - Other [Member] | 90 Days or More Past Due [Member]
Analysis of past due loans, segregated by class [Abstract]
Past due	$ 25	$ 0		$ 0

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.